SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended										3 Months Ended	12 Months Ended
	Apr. 27, 2017	Apr. 26, 2017	Jan. 26, 2017	Oct. 26, 2016	Jul. 26, 2016	Apr. 26, 2016	Jan. 26, 2016	Oct. 26, 2015	Jul. 26, 2015	Apr. 26, 2015	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			99,200	240,800	58,400	50,000	214,080	447,200	101,200	450,000
American Depository Shares [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 4,501,000
Debt Conversion, Converted Instrument, Shares Issued												171,231
American Depository Shares [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 30,379,000
Debt Conversion, Converted Instrument, Shares Issued											1,160,323
Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years	10 years	6 years	6 years	10 years	6 years	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 19.13	$ 10.65
Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			6 years	6 years	3 years	4 years	4 years	4 years	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 13.04	$ 7.66
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared Description	$0.25 per common share ($0.50 per ADS)
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 28.69
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 40.05
Subsequent Event [Member] | Employee Stock Option [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Subsequent Event [Member] | Non Vested Shares [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		164,660
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 58.09
Subsequent Event [Member] | Non Vested Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		6 years
Subsequent Event [Member] | Non Vested Shares [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years